                                         Filed Pursuant to Sec. 230.497(k)(1)(i)


                                HARBOR VALUE FUND
                                     PROFILE

                               [HARBOR FUND LOGO]

                                 March 31, 1999


This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1    INVESTMENT GOAL

Harbor Value Fund seeks long-term total return with an emphasis on current income.

2    PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of companies with market capitalizations of $500 million or more at the time of investment, listed on a national exchange or traded in the over-the-counter market.

The adviser believes that a combination of active and passive management techniques result in a complete portfolio with broad exposure in the market while preserving the added value of the actively managed portion of the portfolio. For the fund's actively managed portfolio, stock selection is the key to the subadviser's strategy. The subadviser follows almost 200 stocks and holds the fund's position to 75-80 of these stocks.

The subadviser looks for companies with the following characteristics:
- Stock prices that are under valued based on valuation methods that best fit each stock
- Catalysts for corporate change such as new management or new products
-    Yield greater than the market

For the fund's passively managed portfolio, the subadviser uses techniques that emphasize value oriented industries and securities (e.g. lower price to earnings ratio and lower volatility) to select approximately 150 stocks that complement those selected for the actively managed portfolio. The presence of these stocks in the fund does not negate the benefit of active management. The passive portfolio is constructed so that the active portion and the passive portion of the portfolio together approximate the industry and sector weightings of the Russell 3000 Value Index. The subadviser for the passive portion of the portfolio uses short sales and futures contracts to adjust the entire portfolio's volatility with respect to the Russell 3000 Value Index.

The fund may invest up to 15% of its assets in non-dividend paying stocks. The fund may invest in foreign securities in the form of depository receipts or other similar securities representing ownership of foreign securities.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3    PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in the stock market.
- The market favors growth stocks or small capitalization stocks over mid or large capitalization value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
-    The prices of securities sold short increase.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                   [BAR GRAPH]

      '90       '91       '92       '93       '94       '95       '96       '97       '98       '99
----------------------------------------------------------------------------------------------------
     16.12     10.23      6.02     14.52     -3.41     16.66     29.95     16.32     43.65     -3.06


FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
--------------------------------------------------------
Best                      15.24%            4th/1998
Worst                    -15.28%            3rd/1990
--------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                                Since
                    One      Five      Ten    Inception
                    Year     Years     Years   (12/29/87)
-----------------------------------------------------------
Value Fund         -3.06%    19.68%   13.94%      15.03%

S&P 500            18.68%    26.36%   19.00%      19.05%

-----------------------------------------------------------

4    FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Shareholder Fees                                  None
(fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Advisory fees                                0.60%
     Rule 12b-1 distribution fees                 None
     Other expenses(1)                            0.19%
                                                  ----
     Total annual fund operating expenses         0.79%

--------------------------------------------------------------------------------
(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
---------------- ------------- ------------- -------------
     $ 81           $ 255         $ 447        $ 1,018

---------------- ------------- ------------- -------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5    INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. DePrince, Race and Zollo, Inc., subadviser for approximately 70% of the fund's assets, is a registered investment adviser and a Florida corporation with $1.6 billion in assets under management as of 03/31/99. Richards & Tierney, Inc., subadviser for approximately 30% of the fund's assets, is a registered investment adviser and an Illinois corporation with $171.8 million in assets under management as of 03/31/99. Greg DePrince has managed the active portfolio since 1994. Dave Tierney has managed the passive portfolio since 1994.

6    PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7    REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8    DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends are paid quarterly. Capital gains are distributed at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects its distributions to be from both capital gain and income.

9    OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.




                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                HARBOR VALUE FUND
                                     PROFILE

                               [HARBOR FUND LOGO]


                                 March 31, 1999

This Profile summarizes key information about the fund this is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1    INVESTMENT GOAL

Harbor Value Fund seeks long-term total return with an emphasis on current income.

2    PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in dividend-paying common stocks of companies with market capitalizations of $500 million or more at the time of investment, listed on a national exchange or traded in the over-the-counter market.

The adviser believes that a combination of active and passive management techniques result in a complete portfolio with broad exposure in the market while preserving the added value of the actively managed portion of the portfolio. For the fund's actively managed portfolio, stock selection is the key to the subadviser's strategy. The subadviser follows almost 200 stocks and holds the fund's position to 75-80 of these stocks.

The subadviser looks for companies with the following characteristics:
- Stock prices that are under valued based on valuation methods that best fit each stock
-    Catalysts for corporate change such as new management or new products
-    Yield greater than the market

For the fund's passively managed portfolio, the subadviser uses techniques that emphasize value oriented industries and securities (e.g. lower price to earnings ratio and lower volatility) to select approximately 150 stocks that complement those selected for the actively managed portfolio. The presence of these stocks in the fund does not negate the benefit of active management. The passive portfolio is constructed so that the active portion and the passive portion of the portfolio together approximate the industry and sector weightings of the Russell 3000 Value Index. The subadviser for the passive portion of the portfolio uses short sales and futures contracts to adjust the entire portfolio's volatility with respect to the Russell 3000 Value Index.

The fund may invest up to 15% of its assets in non-dividend paying stocks. The fund may invest in foreign securities in the form of depository receipts or other similar securities representing ownership of foreign securities.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3    PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in the stock market.
- The market favors growth stocks or small capitalization stocks over mid or large capitalization value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
-    The prices of securities sold short increase.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.


                                  [BAR GRAPH]

     '90       '91       '92       '93       '94       '95       '96       '97       '98       '99
-----------------------------------------------------------------------------------------------------

     16.12     10.23     6.02      14.52     -3.41     16.66     29.95     16.32     43.65     -3.06

-----------------------------------------------------------------------------------------------------

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                       15.24%           4th/1998
Worst                     -15.28%           3rd/1990
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                Since
                    One      Five      Ten    Inception
                   Year     Years     Years   (12/29/87)
---------------------------------------------------------
Value Fund         -3.06%    19.68%   13.94%      15.03%

S&P 500            18.68%    26.36%   19.00%      19.05%

---------------------------------------------------------

4    FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------

Shareholder fees                                  None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)

     Advisory fees                               0.60%
     Rule 12b-1 distribution fees                 None
     Other expenses(1)                           0.19%
                                                -------
     Total annual fund operating expenses        0.79%

-------------------------------------------------------------------------------
(1) Such as transfer agency, custody, professional and registration fees.


EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------
     $ 81           $ 255         $ 447        $ 1,018

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5    INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. DePrince, Race and Zollo, Inc., subadviser for approximately 70% of the fund's assets, is a registered investment adviser and a Florida corporation with $1.6 billion in assets under management as of 03/31/99. Richards & Tierney, Inc., subadviser for approximately 30% of the fund's assets, is a registered investment adviser and an Illinois corporation with $171.8 million in assets under management as of 03/31/99. Greg DePrince has managed the active portfolio since 1994. Dave Tierney has managed the passive portfolio since 1994.


                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                              Toledo, Ohio  43666
                                 1-800-422-1050

                                HARBOR BOND FUND
                                    PROFILE



                               [HARBOR FUND LOGO]


                                 March 31, 1999





This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1    INVESTMENT GOAL

Harbor Bond Fund seeks total return.

2    PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.

The fund relies on its own proprietary research and analysis to manage the fund's portfolio. The subadviser uses a top down strategy to focus on broad factors and monetary conditions. These include:
-    Long-term social, political and demographic trends
-    Cyclical business and economic conditions
-    Current market conditions

The subadviser selects for the fund those securities that appear to be most undervalued relative to their principal variables.

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of all types of investment grade fixed income securities. These include bonds, mortgage related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and at least 80% of its assets will be U.S. dollar-denominated. No more than 25% of its assets will be invested in a single country other than the U.S.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how portfolio securities will perform. The fund may engage in short selling.

CREDIT QUALITY. The fund will not invest in securities rated lower than B. The fund's average weighted portfolio quality is at least A. The fund invests primarily in investment grade securities, but may invest up to 15% of its assets in below investment grade domestic and foreign securities, commonly referred to as high yield or junk bonds.

DURATION. The fund's duration is equal to that of the market plus or minus 1.5 years. Duration measures in years the sensitivity of the fund's portfolio to interest rate risk. A higher duration means the fund is more sensitive to interest rate risk.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3    PRINCIPAL RISKS

Fixed income securities fluctuate in price in response to changes in interest rates and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities.
     Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio.
-    The price of securities sold short increases.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.


                                  [BAR GRAPH]

     90      91     92      93      94     95      96      97     98     99
   --------------------------------------------------------------------------
   10.76   12.10   15.51   15.20   4.07   3.50   11.97   6.44   11.81   8.07

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                       8.49%            3rd/1991
Worst                     -3.13%            1st/1994
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                Since
                      One     Five     Ten    Inception
                     Year     Years   Years   (12/29/87)
---------------------------------------------------------
Bond Fund             8.07%    8.31%   9.87%       9.53%

Lehman Brothers       6.49%    7.79%   9.08%       8.87%
Aggregate (U.S.)

---------------------------------------------------------

4    FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------

Shareholder Fees                                 None
(fees paid directly from your investment)

Annual Fund Operating Expenses(1)
(expenses that are deducted from fund assets)

     Advisory fees                               0.70%
     Rule 12b-1 distribution fees                None
     Other expenses(2)                           0.17%
                                                 ----
     Total annual fund operating expenses        0.87%

--------------------------------------------------------------------------------
(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
           Advisory fees                         0.49%
           Total annual fund operating expenses  0.66%
(2)  Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.

      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------
     $ 89           $ 281         $ 493        $ 1,122

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5    INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Pacific Investment Management Company, a general partnership and registered investment adviser, with $165.1 billion ($98.6 billion in fixed income) in assets under management as of 03/31/99, is the fund's subadviser. Bill Gross has managed the fund since it started in 1987. He has been a managing director of PIMCO and its predecessor since 1982.

6    PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7    REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8    DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends are paid quarterly. Capital gains, if any are distributed at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects it distributions to be from income

9    OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.





















                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                HARBOR BOND FUND
                                     PROFILE



                               [HARBOR FUND LOGO]




                                 March 31, 1999






This Profile summarizes key information about the fund this is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1    INVESTMENT GOAL

Harbor Bond Fund seeks total return.

2    PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.

The fund relies on its own proprietary research and analysis to manage the fund's portfolio. The subadviser uses a top down strategy to focus on broad factors and monetary conditions. These include:

-    Long-term social, political and demographic trends
-    Cyclical business and economic conditions
-    Current market conditions

The subadviser selects for the fund those securities that appear to be most undervalued relative to their principal variables.

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of all types of investment grade fixed income securities. These include bonds, mortgage related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and at least 80% of its assets will be U.S. dollar-denominated. No more than 25% of its assets will be invested in a single country other than the U.S.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how portfolio securities will perform. The fund may engage in short selling.

CREDIT QUALITY. The fund will not invest in securities rated lower than B. The fund's average weighted portfolio quality is at least A. The fund invests primarily in investment grade securities, but may invest up to 15% of its assets in below investment grade domestic and foreign securities, commonly referred to as high yield or junk bonds.

DURATION. The fund's duration is equal to that of the market plus or minus 1.5 years. Duration measures in years the sensitivity of the fund's portfolio to interest rate risk. A higher duration means the fund is more sensitive to interest rate risk.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3    PRINCIPAL RISKS

Fixed income securities fluctuate in price in response to changes in interest rates and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities.
     Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio.
-    The price of securities sold short increases.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                  [BAR GRAPH]

     '90       '91     '92       '93      '94      '95      '96        '97      '98      '99
---------------------------------------------------------------------------------------------
     10.76     12.10   15.51     15.20    4.07     3.50     11.97      6.44     11.81    8.07

---------------------------------------------------------------------------------------------

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                       8.49%            3rd/1991
Worst                     -3.13%            1st/1994
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                                Since
                      One     Five     Ten    Inception
                     Year     Years   Years   (12/29/87)
---------------------------------------------------------
Bond Fund             8.07%    8.31%   9.87%     9.53%

Lehman Brothers       6.49%    7.79%   9.08%     8.87%
Aggregate (U.S.)

---------------------------------------------------------

4    FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------------

Shareholder Fees                                  None
(fees paid directly from your investment)

Annual Fund Operating Expenses (1)
(expenses that are deducted from fund assets)

     Advisory fees                                0.70%
     Rule 12b-1 distribution fees                 None
     Other expenses(2)                            0.17%
                                                  ----
     Total annual fund operating expenses         0.87%

--------------------------------------------------------------------------------
(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
       Advisory fees                          0.49%
       Total annual fund operating expenses   0.66%
(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.

      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------
     $ 89           $ 281         $ 493        $ 1,122

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5    INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Pacific Investment Management Company, a general partnership and registered investment adviser, with $165.1 billion ($98.6 billion in fixed income) in assets under management as of 03/31/99, is the fund's subadviser. Bill Gross has managed the fund since it started in 1987. He has been a managing director of PIMCO and its predecessor since 1982.

                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                              Toledo, Ohio  43666
                                 1-800-422-1050

                        HARBOR CAPITAL APPRECIATION FUND
                                     PROFILE















                               [HARBOR FUND LOGO]

                                 March 31, 1999



This Profile summarizes key information about the fund this is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1    INVESTMENT GOAL

Harbor Capital Appreciation Fund seeks long-term growth of capital.

2    PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth.

The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following financial characteristics:
-    Superior absolute and relative earnings growth
- Superior sales growth, improving sales momentum and high levels of unit growth
-    High or improving profitability
-    Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings and are attractively valued relative to their growth prospects.

The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

Stocks of mid and large capitalization companies in the fund's portfolio are expected to maintain or achieve above average earnings growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3    PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in U.S. or foreign stock markets.
- The market favors small capitalization stocks over medium and large capitalization stocks, or value or growth stocks.

- An adverse event, such as unfavorable earnings report, depresses the value of a particular company's stock.
- Prices of the fund's securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.


                                  [BAR GRAPH]

     '90      '91      '92     '93      '94      '95     '96      '97      '98    '99
----------------------------------------------------------------------------------------
    15.01     23.30    22.50   12.71    8.69     17.26   30.77    12.99    53.75  33.02
----------------------------------------------------------------------------------------

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                      30.01%            4th/1998
Worst                    -20.59%            3rd/1990
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                   Since
                      One      Five      Ten     Inception
                      Year     Years    Years    (12/29/87)
------------------------------------------------------------
Capital               33.02%   28.79%    22.39%      21.92%
Appreciation Fund

S&P 500               18.68%   26.36%    19.00%      19.05%

------------------------------------------------------------

4    FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------

Shareholder Fees                                  None
(fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Advisory fees                                0.60%
     Rule 12b-1 distribution fees                 None
     Other expenses(1)                            0.08%
                                                  ----
     Total annual fund operating expenses         0.68%

--------------------------------------------------------------------------------
(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------
     $ 70           $ 220         $ 385         $ 877

---------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5    INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Jennison Associates LLC, a registered investment adviser and a New York corporation with $49.2 billion in assets under management as of 03/31/99, is the fund's subadviser. Spiros Segalas, president and chief investment officer of Jennison since 1993, has managed the fund since 1990.







                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                        HARBOR CAPITAL APPRECIATION FUND
                                    PROFILE

                               [HARBOR FUND LOGO]

                                 March 31, 1999




This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor Capital Appreciation Fund seeks long-term growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth.

The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following financial characteristics:
-   Superior absolute and relative earnings growth
- Superior sales growth, improving sales momentum and high levels of unit growth
-   High or improving profitability
-   Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings and are attractively valued relative to their growth prospects.

The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

Stocks of mid and large capitalization companies in the fund's portfolio are expected to maintain or achieve above average earnings growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in U.S. or foreign stock markets.
- The market favors small capitalization stocks over medium and large capitalization stocks, or value or growth stocks.

- An adverse event, such as unfavorable earnings report, depresses the value of a particular company's stock.
- Prices of the fund's securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.


                                  [BAR GRAPH]

     '90       '91       '92       '93       '94       '95       '96       '97       '98       '99
     ----------------------------------------------------------------------------------------------
     15.01    23.30     22.50     12.71     8.69      17.26     30.77     12.99     53.75     33.02



FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
--------------------------------------------------------

Best                      30.01%            4th/1998
Worst                    -20.59%            3rd/1990
--------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.



                                                   Since
                      One      Five      Ten     Inception
                      Year     Years    Years    (12/29/87)
------------------------------------------------------------
Capital               33.02%   28.79%    22.39%      21.92%
Appreciation Fund

S&P 500               18.68%   26.36%    19.00%      19.05%

-----------------------------------------------------------


4   FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------
(Shareholder fees)                                None
(fees paid directly from your investment)

(Annual fund operating expenses)
(expenses that are deducted from fund assets)

     Advisory fees                               0.60%
     Rule 12b-1 distribution fees                 None
     Other expenses(1)                           0.08%
                                                -------
     Total annual fund operating expenses        0.68%

----------------------------------------------------------
(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example assumes that you invest $10,000 in the fund for the time period indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.



      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------
     $ 70           $ 220         $ 385         $ 877

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Jennison Associates LLC, a registered investment adviser and a New York corporation with $49.2 billion in assets under management as of 03/31/99, is the fund's subadviser. Spiros Segalas, president and chief investment officer of Jennison since 1993, has managed the fund since 1990.

6      PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7      REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8      DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends and capital gains are paid in December. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects its distributions to be primarily from capital gain.

9      OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.



                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                               HARBOR GROWTH FUND

                                    PROFILE




                               [HARBOR FUND LOGO]




                                 March 31, 1999



This Profile summarizes key information about the fund that is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. you may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050

1    INVESTMENT GOAL

Harbor Growth Fund seeks long-term growth of capital.

2    PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of companies with market capitalizations or estimated revenues of $500 million or less at the time of initial investment.

The subadviser uses a bottom up approach, researching and evaluating individual companies, for potential investment in the fund's portfolio. Individual stock selection will determine industries in which the fund invests.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Capable and accessible management committed to above average earnings growth
- Dominant, unrecognized or innovative products or services with long-term growth potential
-    Favorable potential financial strength and growth rates

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of equity securities of about 40 companies. It may invest in securities of foreign issuers and may hold securities of companies with market capitalizations greater than $500 million. The fund may also engage in short sales of up to 25% of its assets to take advantage of anticipated declines in stock prices or to protect a profit in a portfolio security.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3    PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in the stock market.
- The market favors value stocks or large capitalization stocks over growth stocks or small capitalization stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

-    The prices of securities sold short increase.

The fund's performance may be more volatile because it invests primarily in small capitalization stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                  [BAR GRAPH]


   '90      '91     '92     '93     '94     '95     '96     '97     '98     '99
----------------------------------------------------------------------------------
   13.25   28.64   7.98    -2.30   7.94    3.52   34.81    -2.45   44.23   -5.10



FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                       34.37%           1st/1991
Worst                     -22.75%           3rd/1990
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                Since
                  One      Five      Ten      Inception
                  Year     Years    Years    (11/19/86)
---------------------------------------------------------
Growth Fund       -5.10%   13.26%    11.95%    11.73%

S&P 500           18.68%   26.36%    19.00%    17.46%

---------------------------------------------------------

4    FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------

Shareholder fees                                 None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)

     Advisory fees                               0.75%
     Rule 12b-1 distribution fees                None
     Other expenses(1)                           0.25%
                                                -------
     Total annual fund operating expenses        1.00%

--------------------------------------------------------------------------------
(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
---------------- ------------- ------------- ------------
     $ 103          $ 323         $ 566        $ 1,289
---------------- ------------- ------------- ------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5    INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Emerging Growth Advisors, Inc., a registered investment adviser and a Delaware corporation with $148.7 million in assets under management as of 03/31/99, is the fund's subadviser. Peter Welles, president of Emerging Growth Advisors since 1993, has managed the fund since May 1997.
















                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                  HARBOR GROWTH
                                      FUND
                                     PROFILE

                               [HARBOR FUND LOGO]

                                 March 31, 1999





This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor Growth Fund seeks long-term growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of companies with market capitalizations or estimated revenues of $500 million or less at the time of initial investment.

The subadviser uses a bottom up approach, researching and evaluating individual companies, for potential investment in the fund's portfolio. Individual stock selection will determine industries in which the fund invests.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Capable and accessible management committed to above average earnings growth
- Dominant, unrecognized or innovative products or services with long-term growth potential
-    Favorable potential financial strength and growth rates

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of equity securities of about 40 companies. It may invest in securities of foreign issuers and may hold securities of companies with market capitalizations greater than $500 million. The fund may also engage in short sales of up to 25% of its assets to take advantage of anticipated declines in stock prices or to protect a profit in a portfolio security.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in the stock market.
- The market favors value stocks or large capitalization stocks over growth stocks or small capitalization stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

-    The prices of securities sold short increase.

The fund's performance may be more volatile because it invests primarily in small capitalization stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 40 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                   [BAR GRAPH]

 '90     '91     '92    '93     '94     '95      '96     '97    '98     '99
----------------------------------------------------------------------------
13.25   28.64   7.98   -2.30    7.94    3.52    34.81   -2.45   44.23  -5.10


FUND'S BEST AND WORST CALENDAR QUARTERS

                       Total Return       Quarter/Year
----------------------------------------------------------
Best                      34.37%            1st/1991
Worst                     -22.75%           3rd/1990
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                                Since
                  One      Five      Ten      Inception
                  Year     Years    Years    (11/19/86)
---------------------------------------------------------

Growth Fund       -5.10%   13.26%    11.95%    11.73%

S&P 500           18.68%   26.36%    19.00%    17.46%

---------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------

Shareholder Fees                                 None
(fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Advisory fees                               0.75%
     Rule 12b-1 distribution fees                None
     Other expenses(1)                           0.25%
                                                -------
     Total annual fund operating expenses        1.00%

---------------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
---------------------------------------------------------

     $ 103          $ 323         $ 566        $ 1,289

---------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Emerging Growth Advisors, Inc., a registered investment adviser and a Delaware corporation with $148.7 million in assets under management as of 03/31/99, is the fund's subadviser. Peter Welles, president of Emerging Growth Advisors since 1993, has managed the fund since May 1997.

6      PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7      REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8      DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends and capital gains are paid in December. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects its distributions to be primarily from capital gain.

9      OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.

                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                        HARBOR INTERNATIONAL GROWTH FUND
                                     PROFILE



                               [HARBOR FUND LOGO]

                                 March 31, 1999






This Profile summarizes key information about the fund that is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor International Growth Fund seeks long-term growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of foreign companies often including those in emerging market countries. The fund must invest at least 65% of its assets in a minimum of three countries.

The subadviser uses a bottom up approach to construct the fund's portfolio. This means that individual stock selections primarily determine the fund's country, currency and industry weightings.

The subadviser looks for companies with these characteristics:
-    Actual and potential growth in earnings and cash flow
-    Potential to improve profitability
-    A strong balance sheet
-    Significant market share for company products
-    Capable management

The subadviser also looks for stocks that appear to be attractively relative to:
-    Each company's peer group
-    Ten year historical levels of absolute valuation
-    Existing portfolio holdings

The fund focuses its investments on approximately 20 to 40 companies, typically with free float market capitalizations of $1 billion of more, chosen from a select universe of stocks that the subadviser continuously monitors. Stocks of large companies in the fund's portfolio will characteristically have strong tendencies towards long-term secular growth.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in foreign stock markets.
- The market favors value stocks or small capitalization stocks over growth stocks or large capitalization stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

The fund typically invests in stocks of fewer than 40 companies. Thus, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers.

Prices of foreign securities may go down for any of the following reasons:
- Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting a regulatory standards.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries.

Foreign brokerage and custodian fees may be higher than in the U.S.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year since its founding.

                                   [BAR GRAPH]

 '95     '96     '97    '98     '99
-------------------------------------
-1.11    42.31   14.89   25.41  0.25

FUND'S BEST AND WORST CALENDAR QUARTERS

                       Total Return       Quarter/Year
----------------------------------------------------------
Best                      22.35%            4th/1998
Worst                    -15.24%            3rd/1998
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                                 Since
                           One        Five     Inception
                           Year       Years    (11/01/93)
---------------------------------------------------------

International   Growth       0.25%     15.24%   14.73%
Fund

EAFE                         6.06%      8.75%    8.30%

---------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------

Shareholder Fees                                 None
(fees paid directly from your investment)

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Advisory fees                               0.75%
     Rule 12b-1 distribution fees                None
     Other expenses(1)                           0.21%
                                                -------
                                                   --
     Total annual fund operating expenses        0.96%

---------------------------------------------------------

(1)Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
---------------------------------------------------------

     $ 98           $ 310         $ 544        $ 1,238

---------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Jennison Associates LLC, a registered investment adviser and a New York corporation with $49.2 billion in assets under management as of 03/31/99, is the fund's subadviser. Howard Moss and Blair Boyer have managed the fund since it started in 1993. Howard Moss has been a director and executive vice president of Jennison since 1993. Blair Boyer has been a director and senior vice president of Jennison since 1993.


                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                        HARBOR INTERNATIONAL GROWTH FUND
                                    PROFILE


                               [HARBOR FUND LOGO]



                                 March 31, 1999


This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050

1      INVESTMENT GOAL

Harbor International Growth Fund seeks long-term growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of foreign companies often including those in emerging market countries. The fund must invest at least 65% of its assets in a minimum of three countries.

The subadviser uses a bottom up approach to construct the fund's portfolio. This means that individual stock selections primarily determine the fund's country, currency and industry weightings.

The subadviser looks for companies with these characteristics:
-    Actual and potential growth in earnings and cash flow
-    Potential to improve profitability
-    A strong balance sheet
-    Significant market share for company products
-    Capable management

The subadviser also looks for stocks that appear to be attractively relative to:
-    Each company's peer group
-    Ten year historical levels of absolute valuation
-    Existing portfolio holdings

The fund focuses its investments on approximately 20 to 40 companies, typically with free float market capitalizations of $1 billion of more, chosen from a select universe of stocks that the subadviser continuously monitors. Stocks of large companies in the fund's portfolio will characteristically have strong tendencies towards long-term secular growth.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-    A drop in foreign stock markets.
- The market favors value stocks or small capitalization stocks over growth stocks or large capitalization stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

The fund typically invests in stocks of fewer than 40 companies. Thus, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers.

Prices of foreign securities may go down for any of the following reasons:
- Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting a regulatory standards.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries.

Foreign brokerage and custodian fees may be higher than in the U.S.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year since its founding.

                                  [BAR GRAPH]

          '95       '96       '97       '98       '99
         ----------------------------------------------
          -1.11     42.3      14.89     25.41     0.25


FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
-------------------------------------------------------------------------------

Best                      22.35%            4th/1998
Worst                    -15.24%            3rd/1998

-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                       Since
                                One        Five     Inception
                                Year       Years    (11/01/93)
-------------------------------------------------------------------------------

International   Growth          0.25%     15.24%      14.73%
Fund

EAFE                            6.06%      8.75%       8.30%
-------------------------------------------------------------------------------



4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------------

Shareholder fees                                      None
(fees paid directly from your investment)

Annual fund operating expenses
(expenses that are deducted from fund assets)

     Advisory fees                                    0.75%
     Rule 12b-1 distribution fees                     None
     Other expenses(1)                                0.21%
                                                      -----
     Total annual fund operating expenses             0.96%
-------------------------------------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
-------------------------------------------------------------------------------
     $ 98           $ 310         $ 544         $ 1,238
-------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Jennison Associates LLC, a registered investment adviser and a New York corporation with $49.2 billion in assets under management as of 03/31/99, is the fund's subadviser. Howard Moss and Blair Boyer have managed the fund since it started in 1993. Howard Moss has been a director and executive vice president of Jennison since 1993. Blair Boyer has been a director and senior vice president of Jennison since 1993.


6      PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7      REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8      DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends and capital gains are paid in December. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects its distributions to be primarily from capital gain.

9      OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.


                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                          HARBOR INTERNATIONAL FUND II
                                     PROFILE


                               [HARBOR FUND LOGO]


                                 March 31, 1999


     This Profile summarizes key information about the fund that is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050

1      INVESTMENT GOAL

Harbor International Fund II seeks long-term total return, principally from growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of foreign companies including those in emerging market countries. Most securities have a market capitalization of $1 billion or more, but the fund may invest in companies with market capitalizations of lest than $1 billion.

The subadviser uses a top down analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

The subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio.

The fund must invest in a minimum of 3 countries. In the past, the fund has invested in as many as 20 or more countries at a time. The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

The subadviser chooses approximately 50-75 stocks for the portfolio from a select universe of stocks.

The fund may invest up to 10% of assets in fixed income securities of foreign corporate and government issuers and supranational organizations.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
      -  A drop in foreign stock markets.
      -  The market favors growth stocks over value stocks.

      - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
      - Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
      - A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities.
      - Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year since its founding.

                                        [BAR GRAPH]

                98         99
               ---------------
               16.74     -1.55

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
--------------------------------------------------------
Best                      25.13%            4th/1998
Worst                    -18.41%            3rd/1998
--------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                Since
                              One             Inception
                              Year            (06/01/96)
------------------------------------------------------------

International Fund II       -1.55%              11.42%

EAFE                         6.06%               8.60%

------------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------------------------------------

Shareholder Fees                                 None
(fees paid directly from your investment)

Annual Fund Operating Expenses(1)
(expenses that are deducted from fund assets)

     Advisory fees                               0.75%
     Rule 12b-1 distribution fees                None
     Other expenses(2)                           0.50%
                                                 -----
     Total annual fund operating expenses        1.25%

-------------------------------------------------------------------------------
(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
          Advisory fees                           0.65%
          Total annual fund operating expenses    1.15%
(2)  Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One            Three         Five          Ten
      Year           Years         Years         Years
---------------------------------------------------------

     $ 128           $ 404         $ 708        $ 1,612

---------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Summit International Investments, Inc., a registered investment adviser and a Massachusetts corporation with $169.1 million in assets under management as of 03/31/99, is the fund's subadviser. Jim LaTorre, president of Summit since 1996 has managed the fund since it started in 1996. He was a vice president of Boston Investor Services, Inc. from 1993-1997.



                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                          HARBOR INTERNATIONAL FUND II
                                     PROFILE



                               [HARBOR FUND LOGO]
                                 MARCH 31, 1999








This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor International Fund II seeks long-term total return, principally from growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of foreign companies including those in emerging market countries. Most securities have a market capitalization of $1 billion or more, but the fund may invest in companies with market capitalizations of lest than $1 billion.

The subadviser uses a top down analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

The subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio.

The fund must invest in a minimum of 3 countries. In the past, the fund has invested in as many as 20 or more countries at a time. The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

The subadviser chooses approximately 50-75 stocks for the portfolio from a select universe of stocks.

The fund may invest up to 10% of assets in fixed income securities of foreign corporate and government issuers and supranational organizations.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-  A drop in foreign stock markets.
-  The market favors growth stocks over value stocks.

- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year since its founding.

                                  [BAR GRAPH]


    '98              '99
   -----------------------
   16.74            -1.55

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
--------------------------------------------------------

Best                      25.13%            4th/1998
Worst                    -18.41%            3rd/1998
--------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                 Since
                                 One           Inception
                                 Year          (06/01/96)
------------------------------------------------------------
International Fund II           -1.55%           11.42%

EAFE                             6.06%            8.60%

------------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------
Shareholder fees                                  None
(fees paid directly from your investment)

Annual fund operating expenses(1)
(expenses that are deducted from fund assets)

     Advisory fees                               0.75%
     Rule 12b-1 distribution fees                 None
     Other expenses(2)                           0.50%                                                -----

     Total annual fund operating expenses        1.25%
------------------------------------------------------------

(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
          Advisory fees                          0.65%
          Total annual fund operating expenses   1.15%
(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


     One            Three         Five           Ten
     Year           Years         Years         Years
-------------------------------------------------------

     $ 128          $ 404         $ 708        $ 1,612

-------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Summit International Investments, Inc., a registered investment adviser and a Massachusetts corporation with $169.1 million in assets under management as of 03/31/99, is the fund's subadviser. Jim LaTorre, president of Summit since 1996 has managed the fund since it started in 1996. He was a vice president of Boston Investor Services, Inc. from 1993-1997.

6      PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7      REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8      DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends and capital gains are paid in December. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects its distributions to be primarily from capital gain.

9      OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.




                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                     HARBOR
                               INTERNATIONAL FUND
                                    PROFILE

             (Harbor International Fund is closed to new investors)

                               [HARBOR FUND LOGO]

                                 MARCH 31, 1999



This profile summarizes key information about the fund that is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This profile is not intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor International Fund seeks long-term total return, principally from growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of foreign companies including those located in emerging market countries. Companies in the fund's portfolio generally have market capitalizations in excess of $1 billion.

The subadviser uses a top down analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

The subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio.

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks. The fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economic and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
-   A drop in foreign stock markets.
-   The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                   [BAR GRAPH]

 '90     '91     '92    '93     '94     '95      '96     '97    '98     '99
----------------------------------------------------------------------------
20.34    6.68   8.60    6.24    28.15   10.44   18.62   21.78   24.95   0.00


FUND'S BEST AND WORST CALENDAR
QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                      18.28%            4th/1998

Worst                    -17.13%            3rd/1990
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                                Since
                      One     Five     Ten    Inception
                     Year     Years   Years   (12/29/87)
---------------------------------------------------------

International Fund   0.00%   14.79%   14.23%    16.88%

EAFE                 6.06%    8.75%    5.66%     7.39%

---------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------

Shareholder Fees                                  None
(fees paid directly from your investment)

Annual Fund Operating Expenses(1)
(expenses that are deducted from fund assets)

     Advisory fees                               0.85%
     Rule 12b-1 distribution fees                 None
     Other expenses(2)                           0.15%
                                                -------
     Total annual fund operating expenses        1.00%

----------------------------------------------------------

1 Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
           Advisory fees                         0.79%
           Total annual fund operating expenses  0.94%
2  Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------

     $ 103          $ 323         $ 566        $ 1,289

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Northern Cross Investments Ltd., a registered investment adviser and a Bermuda corporation with $ 9.8 billion in assets under management as of 03/31/99, is the fund's subadviser. Hakan Castegren, president of Northern Cross since 1993, has managed the fund's portfolio since it started in 1987.


                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                     HARBOR
                               INTERNATIONAL FUND
                                     PROFILE

             (Harbor International Fund is closed to new investors)


                               [HARBOR FUND LOGO]

                                 March 31, 1999


This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor International Fund seeks long-term total return, principally from growth of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in equity securities of foreign companies including those located in emerging market countries. Companies in the fund's portfolio generally have market capitalizations in excess of $1 billion.

The subadviser uses a top down analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

The subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio.

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks. The fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economic and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

-   A drop in foreign stock markets.
-   The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                  [BAR GRAPH]

  '90     '91     '92     '93     '94     '95     '96     '97     '98     '99
--------------------------------------------------------------------------------
20.34     6.68    8.60    6.24    28.15   10.44   18.62   21.78   24.95   0.00


FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                      18.28%            4th/1998
Worst                    -17.13%            3rd/1990
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                Since
                      One     Five     Ten    Inception
                     Year     Years   Years   (12/29/87)
---------------------------------------------------------

International Fund   0.00%   14.79%   14.23%    16.88%

EAFE                 6.06%    8.75%   5.66%      7.39%

---------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------

Shareholder Fees                                  None
(fees paid directly from your investment)

Annual Fund Operating Expenses(1)
(expenses that are deducted from fund assets)

     Advisory fees                               0.85%
     Rule 12b-1 distribution fees                None
     Other expenses(2)                           0.15%
                                                -------
     Total annual fund operating expenses        1.00%

--------------------------------------------------------------------------------

(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
            Advisory fees                             0.79%
            Total annual fund operating expenses      0.94%
(2)  Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------
     $ 103          $ 323         $ 566        $ 1,289

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Northern Cross Investments Ltd., a registered investment adviser and a Bermuda corporation with $ 9.8 billion in assets under management as of 03/31/99, is the fund's subadviser. Hakan Castegren, president of Northern Cross since 1993, has managed the fund's portfolio since it started in 1987.

6      PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7      REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8      DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends and capital gains are paid in December. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects its distributions to be primarily from capital gain.

9      OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.

                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                  HARBOR MONEY
                                  MARKET FUND
                                     PROFILE




                               [HARBOR FUND LOGO]



                                 March 31, 1999




This Profile summarizes key information about the fund that is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor Money Market Fund seeks current income. The fund intends to maintain a stable share price of $1.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:
-    U.S. and foreign banks
-    Corporate issuers
-    U.S. government and its agencies and instrumentalities
-    U.S. states and municipalities
-    Foreign governments
-    Multinational organizations such as the World Bank

The adviser selects securities for the fund's portfolio by:
- Allocating assets and actively trading among sectors while focusing on sectors that appear to have the greatest near-term return potential.
- Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. Ratings for at least 95% of the fund's investments are in the rating agencies highest short-term rating category or of equivalent quality for unrated securities.

Maximum Maturity. Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

The fund may not perform as well as other possible investments if any of the following occurs:
- The issuer or guarantor of a security owned by the fund defaults on its payment obligations becomes insolvent or has its credit rating downgraded by a rating agency.
-    There is a sudden or sharp increase in interest rates.
- The value of the fund's foreign securities goes down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                   [BAR GRAPH]

 '90     '91     '92    '93     '94     '95      '96     '97    '98     '99
----------------------------------------------------------------------------
 8.96    7.79   4.94    3.06    2.77    4.64    5.51    5.01    5.23    5.00

FUND'S BEST AND WORST CALENDAR
QUARTERS


                       Total Return       Quarter/Year
---------------------------------------------------------
Best                       2.54%            2nd/1989
Worst                      0.59%            4th/1992
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of 90-day treasury bills. The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                                Since
                       One     Five    Ten    Inception
                      Year    Years   Years   (12/29/87)
---------------------------------------------------------

Money Market Fund      5.00%   5.08%   5.28%       5.52%

90-day     treasury    4.84%   5.19%   5.36%       5.60%
bills

---------------------------------------------------------
Current Yield for Periods Ended March 31, 1999*
----------------------------------------------------------
Money Market Fund      7 Days: 4.51%     30 Days: 4.52%
----------------------------------------------------------
* Call 1-800-422-1050 for the fund's current 7-day yield.


4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------

Shareholder fees                                  None
(fees paid directly from your investment)

Annual fund operating expenses(1)
(expenses that are deducted from fund assets)

     Advisory fees                               0.30%
     Rule 12b-1 distribution fees                 None
     Other expenses(2)                           0.39%
                                                -------
                                                   --
     Total annual fund operating expenses        0.69%

----------------------------------------------------------

(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:

    Advisory fees                        0.18%
    Total annual fund operating expenses              0.57%
(2) Such as transfer agency, custody, professional and registration fees.



EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------

     $ 71           $ 223         $ 391         $ 890

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Fischer Francis Trees & Watts, Inc., a registered investment adviser and a New York corporation with $31.7 billion in assets under management as of 03/31/99, is the fund's subadviser. Stewart Russell has managed the fund since 1998. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager.


                               [HARBOR FUND LOGO]

                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                  HARBOR MONEY
                                  MARKET FUND
                                    PROFILE



                               [HARBOR FUND LOGO]
                                 March 31, 1999





This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050.

1      INVESTMENT GOAL

Harbor Money Market Fund seeks current income. The fund intends to maintain a stable share price of $1.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:
-    U.S. and foreign banks
-    Corporate issuers
-    U.S. government and its agencies and instrumentalities
-    U.S. states and municipalities
-    Foreign governments
-    Multinational organizations such as the World Bank

The adviser selects securities for the fund's portfolio by:
- Allocating assets and actively trading among sectors while focusing on sectors that appear to have the greatest near-term return potential.
- Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

MINIMUM CREDIT QUALITY. Ratings for at least 95% of the fund's investments are in the rating agencies highest short-term rating category or of equivalent quality for unrated securities.

MAXIMUM MATURITY. Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

The fund may not perform as well as other possible investments if any of the following occurs:
- The issuer or guarantor of a security owned by the fund defaults on its payment obligations becomes insolvent or has its credit rating downgraded by a rating agency.
-    There is a sudden or sharp increase in interest rates.
- The value of the fund's foreign securities goes down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year for the past ten years.

                                  [BAR GRAPH]


'90     '91     '92     '93     '94     '95     '96     '97     '98     '99
-------------------------------------------------------------------------------
8.96   7.79   4394     3.06     2.77    4.64    5.51    5.01    5.23    5.00


FUND'S BEST AND WORST CALENDAR QUARTERS

                       Total Return       Quarter/Year
--------------------------------------------------------
Best                       2.54%            2nd/1989
Worst                      0.59%            4th/1992
--------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of 90-day treasury bills. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                Since
                      One     Five    Ten     Inception
                      Year    Years   Years   (12/29/87)
--------------------------------------------------------
Money Market Fund      5.00%   5.08%   5.28%       5.52%

90-day     treasury    4.84%   5.19%   5.36%       5.60%
bills

--------------------------------------------------------

Current Yield for Periods Ended March 31, 1999*
--------------------------------------------------------
Money Market Fund      7 Days: 4.51%     30 Days: 4.52%
--------------------------------------------------------

* Call 1-800-422-1050 for the fund's current 7-day yield.

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------


Shareholder fees                                 None
(fees paid directly from your investment)

Annual fund operating expenses1
(expenses that are deducted from fund assets)

     Advisory fees                               0.30%
     Rule 12b-1 distribution fees                None
     Other expenses(2)                           0.39%
                                                 ----
     Total annual fund operating expenses        0.69%

---------------------------------------------------------

(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:


     Advisory fees                          0.18%
     Total annual fund operating expenses   0.57%

(2) Such as transfer agency, custody, professional and registration fees.


EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


     One           Three         Five          Ten
     Year          Years         Years         Years
-----------------------------------------------------

     $ 71           $ 223         $ 391         $ 890

-----------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Fischer Francis Trees & Watts, Inc., a registered investment adviser and a New York corporation with $31.7 billion in assets under management as of 03/31/99, is the fund's subadviser. Stewart Russell has managed the fund since 1998. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager.

6      PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7      REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m.

eastern time. Redemption requests received after that time will be deemed received on the next business day.

8      DISTRIBUTIONS & TAX INFORMATION

The fund will distribute all or substantially all of its net investment income and net realized capital gains, if any, each year. The fund declares any dividends from net investment income daily and pays the dividends monthly. Capital gains, if any, are distributed annually. The fund expects its distributions to be from income. Dividends from net investment income and short-term capital gains are taxable as ordinary income and distributions of long-term capital gains are taxable as long-term capital gain. All dividends and capital gain distributions of $25 of less will be automatically reinvested. Distributions of more than $25 will be automatically reinvested in additional shares unless you elect to receive your dividends in cash.

9      OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. Harbor Money Market Fund also offers checkwriting. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.


                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                  HARBOR SHORT
                                 DURATION FUND
                                    PROFILE


                               [HARBOR FUND LOGO]

                                 March 31, 1999


This Profile summarizes key information about the fund that is included in the fund's prospectus and is intended for use in connection with a defined contribution plan. This Profile is NOT intended for use by other investors. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050

1      INVESTMENT GOAL

Harbor Short Duration Fund seeks total return that is consistent with preservation of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in short-term high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

The adviser seeks to maximize portfolio return and minimize volatility by:
-   Adjusting the sector allocations
-   Managing the key variables such as duration and credit quality
- Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and 80% of its assets will be U.S. dollar denominated. No more than 25% of its assets will be invested in a single country other than the U.S.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how a security in the fund's portfolio may perform. The fund may engage in short selling.

CREDIT QUALITY. The fund invests primarily in high quality securities, by may invest in medium grade securities. The fund will not invest in securities rated lower than A. The fund's average weighted portfolio quality is generally AA or higher.

DURATION. The fund's average duration is approximately one year and will not vary from one year by more than two years. Duration measures in years the sensitivity of the fund's portfolio to interest rate risk. A higher duration means the fund is more sensitive to interest rate risk.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS
Fixed income securities fluctuate in price in response to changes in interest rates and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio.
-   The price of securities sold short increases.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year since its founding.

                                  [BAR GRAPH]


'93       '94       '95       '96       '97       '98       '99
---------------------------------------------------------------
5.49      3.26      4.68      6.55      6.85      6.08      5.86

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                       8.49%            3rd/1991
Worst                     -3.13%            1st/1994
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of one-year government bonds. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                 Since
                             One       Five    Inception
                             Year     Years    (01/01/92)
---------------------------------------------------------
Short Duration Fund           5.86%     6.00%      5.40%

One-year government bonds     5.41%     5.76%      5.21%

----------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------

Shareholder Fees                                  None
(fees paid directly from your investment)

Annual Fund Operating Expenses(1)
(expenses that are deducted from fund assets)

     Advisory fees                               0.40%
     Rule 12b-1 distribution fees                None
     Other expenses(2)                           0.16%
                                                -------
     Total annual fund operating expenses        0.56%

----------------------------------------------------------

(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
           Advisory fees                          0.20%
           Total annual fund operating expenses   0.36%
(2)  Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
      Year          Years          Years         Years
----------------------------------------------------------
     $ 57           $ 181         $ 317         $ 722

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER
Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Fischer Francis Trees & Watts, Inc., a registered investment adviser and a New York corporation with $31.7 billion in assets under management as of 03/31/99, is the fund's subadviser. Stewart Russell has managed the fund since 1994. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager.


                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

                                  HARBOR SHORT
                                 DURATION FUND
                                    PROFILE


                               [HARBOR FUND LOGO]


                                 March 31, 1999


This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Harbor Fund at 1-800-422-1050

1      INVESTMENT GOAL

Harbor Short Duration Fund seeks total return that is consistent with preservation of capital.

2      PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in short-term high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

The adviser seeks to maximize portfolio return and minimize volatility by:
-   Adjusting the sector allocations
-   Managing the key variables such as duration and credit quality
- Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and 80% of its assets will be U.S. dollar denominated. No more than 25% of its assets will be invested in a single country other than the U.S.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how a security in the fund's portfolio may perform. The fund may engage in short selling.

CREDIT QUALITY. The fund invests primarily in high quality securities, by may invest in medium grade securities. The fund will not invest in securities rated lower than A. The fund's average weighted portfolio quality is generally AA or higher.

DURATION. The fund's average duration is approximately one year and will not vary from one year by more than two years. Duration measures in years the sensitivity of the fund's portfolio to interest rate risk. A higher duration means the fund is more sensitive to interest rate risk.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling Harbor Fund at 1-800-422-1050.

3      PRINCIPAL RISKS

Fixed income securities fluctuate in price in response to changes in interest rates and the value of your investment in the fund will go up and down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.

- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those securities. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio.

-   The price of securities sold short increases.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

FUND PERFORMANCE
(for the periods ended March 31)

The bar chart indicates the risks of investing in the fund. It shows changes in the performance of the fund from year-to-year since its founding.

                                  [BAR GRAPH]

'93       '94       '95       '96       '97       '98       '99
---------------------------------------------------------------
5.49      3.26      4.68      6.55      6.85      6.08      5.86

FUND'S BEST AND WORST CALENDAR QUARTERS


                       Total Return       Quarter/Year
----------------------------------------------------------
Best                       8.49%            3rd/1991
Worst                     -3.13%            1st/1994
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended March 31, 1999)

The table shows how the fund's average annual returns for different calendar periods compare to those of one-year government bonds. The fund's past performance does not necessarily indicate how the fund will perform in the future.


                                                 Since
                             One       Five    Inception
                             Year     Years    (01/01/92)
----------------------------------------------------------
Short Duration Fund           5.86%     6.00%      5.40%

One-year government bonds     5.41%     5.76%      5.21%

---------------------------------------------------------

4      FEES AND EXPENSES (based on year ended 10/31/1998)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------

Shareholder Fees                                  None
(fees paid directly from your investment)

Annual Fund Operating Expenses(1)
(expenses that are deducted from fund assets)


     Advisory fees                               0.40%
     Rule 12b-1 distribution fees                None
     Other expenses(2)                           0.16%
                                                -------
     Total annual fund operating expenses        0.56%

----------------------------------------------------------

(1) Because the adviser has agreed to reduce the fund's advisory fees for the current year, the fund's actual expenses are expected to be:
             Advisory fees                          0.20%
             Total annual fund operating expenses   0.36%
(2)  Such as transfer agency, custody, professional and registration fees.

EXAMPLE

This example assumes that you invest $10,000 in the fund for the time periods indicated; you redeem at the end of each period; your investment has a 5% return each year; and the fund's operating expenses remain the same.


      One           Three          Five          Ten
     Year           Years         Years         Years
----------------------------------------------------------
     $ 57           $ 181         $ 317         $ 722

----------------------------------------------------------

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

5      INVESTMENT ADVISER

Harbor Capital Advisors, Inc., a registered investment adviser, is the fund's investment adviser. Fischer Francis Trees & Watts, Inc., a registered investment adviser and a New York corporation with $31.7 billion in assets under management as of 03/31/99, is the fund's subadviser. Stewart Russell has managed the fund since 1994. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager.

6      PURCHASES

You may purchase shares by completing a new account application and mailing a check or by calling 1-800-422-1050 to open your account by exchange from another Harbor Fund or bank wire. The minimum initial investment by mail is $2,000. The minimum initial invest by wire is $25,000. The minimum subsequent investment by mail or by wire is $500. Harbor Fund does not accept third-party checks.

7      REDEMPTIONS

You may redeem all or a portion of your shares directly from the fund on any business day the New York Stock Exchange is open for business. Shares are redeemed at the next share price calculated after receipt of your redemption request in good order by written request or by telephone if you have selected telephone redemption privileges for your account. Any order to redeem shares of a fund must be received in good order before the close of the New York Stock Exchange, usually 4 p.m. eastern time. Redemption requests received after that time will be deemed received on the next business day.

8      DISTRIBUTIONS & TAX INFORMATION

The fund distributes substantially all of its net income and net realized capital gains to shareholders each year. Normally, dividends are paid monthly. Capital gains, if any are distributed at least annually. Distributions are reinvested automatically in additional shares unless you elect to receive your dividends in cash. Your distributions are taxable whether you take them in cash or reinvest them. For federal tax purposes, income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gain. The fund expects it distributions to be from income.

9      OTHER SERVICES

Harbor Fund provides a variety of services, including periodic statements and reports, systematic investment and withdrawal plans, a dividend exchange plan, telephone privileges and free exchanges among Harbor funds. You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.




                               [HARBOR FUND LOGO]
                                  Harbor Fund
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050